Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net earnings (loss)	$ (387)	$ (325)	$ 54	$ 70	$ 41
Adjustments to reconcile net earnings (loss) to net cash from operating activities:
Depreciation and amortization	53	158	157	207	230
Stock-based compensation		9	11	13	19
Impairment of goodwill and intangible assets	525	525		0	0
Deferred income tax expense (benefit)		(399)	6	10	22
Non-cash changes in taxes payable		206
Other, net		(3)	(4)	(4)	(4)
Change in operating assets and liabilities:
Current and other assets		74	27	27	56
Payables and other liabilities		57	(28)	(45)	(88)
Net cash provided by (used in) operating activities		302	223	278	276
Cash flows from investing activities:
Capital expenditures		(174)	(183)	(247)	(222)
Grant proceeds received for capital expenditures		22	40	54	6
Other investing activities, net		6			2
Net cash provided by (used in) investing activities		(146)	(143)	(193)	(214)
Cash flows from financing activities:
Borrowings of debt		691	130	155
Repayment of debt, tower obligations and finance leases		(778)	(104)	(107)	(6)
Contributions from (distributions to) former member			(150)
Other financing activities, net		(7)		(5)	(5)
Net cash provided by (used in) financing activities		(94)	(124)	(107)	(76)
Net increase (decrease) in cash, cash equivalents and restricted cash		62	(44)	(22)	(14)
Cash, cash equivalents and restricted cash, beginning of period		75	97	97	111
Cash, cash equivalents and restricted cash, end of period	$ 137	$ 137	$ 53	$ 75	$ 97